Financial Assets and Financial Liabilities - Summary of the Carrying Amounts of Lease Liabilities and the Movements (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about lease Abstract [Abstract]
Lease liabilities as of January 1	₽ 11,493	₽ 17,355	₽ 8,293
Adjustment on initial application of IFRS 16			3,259
Additions as a result of new leases	2,321	573	7,372
Effect of modification and changes of estimates in lease contracts	1,344	(1,155)	608
Interest expense	854	1,088	1,409
Lease settlements	(4,537)	(5,031)	(3,488)
Discontinued operations (Note 24)		(1,448)
Exchange differences on translation of foreign operations	(63)	111	(98)
Lease liabilities as of December 31	₽ 11,412	₽ 11,493	₽ 17,355